SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience Translation (Details)	Jun. 30, 2025 $ / ₫
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to VND)	25,052